Derivative Financial Instruments and Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis
The following table illustrates the sensitivity of foreign currency gains and sensitivity losses and of equity to changes in exchange rates, where: a) in calculating the impact on the income statement, the exchange rate position affecting the income statement at the end of 2023 was considered constant during 2024; b) in calculating the impact on equity, only monetary items have been considered, namely debt and derivatives such as hedges of net investment and loans to subsidiaries related to the investment, breakdown of which is considered constant in 2024 and identical to that existing at the end of 2023. In both cases, Latin American currencies are assumed to change their value against the dollar and the rest of the currencies against the euro by 10%.

Millions of euros
Currency	Change	Impact on the consolidated income statement	Impact on consolidated equity
All currencies vs EUR	10%	(17)	(355)
USD vs EUR	10%	1	(47)
Other currencies vs EUR	10%	1	(12)
Latin American currencies vs USD	10%	(19)	(296)
All currencies vs EUR	(10%)	17	355
USD vs EUR	(10%)	(1)	47
Other currencies vs EUR	(10%)	(1)	12
Latin American currencies vs USD	(10%)	19	296

Millions of euros
Change in basis points (bp)	Impact on consolidated income statement	Impact on consolidated equity
+100bp	(25)	238
-100bp	25	(238)

Schedule of Financial Results
The breakdown of the financial results recognized in 2023, 2022 and 2021 is as follows:

Millions of euros	2023	2022	2021
Interest income	516	384	191
Dividends received	29	25	14
Other financial income	349	894	174
Subtotal	894	1,303	379
Changes in fair value of asset derivatives at fair value through profit or loss	114	377	132
Changes in fair value of liability derivatives at fair value through profit or loss	(42)	(861)	(24)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	4	8	—
Transfer from equity of results of cash flow hedges - future cash flows that are no longer expected to happen	—	(2)	—
(Loss)/Gain on fair value hedges	246	(1,818)	(517)
Gain/(loss) on adjustment to items hedged by fair value hedges	(292)	1,763	527
Subtotal	30	(533)	118
Interest expenses	(1,606)	(1,548)	(1,290)
Financial expenses on lease liabilities (see Note 20)	(435)	(393)	(274)
Ineffective portion of cash flow hedges	(12)	(15)	(41)
Accretion of provisions and other liabilities	(489)	276	(169)
Other financial expenses	(297)	(317)	(137)
Subtotal	(2,839)	(1,997)	(1,911)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,915)	(1,227)	(1,414)

Schedule of Derivatives, Fair Value, and Expected Maturity
The movement of the net position of derivatives during the years ended December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	Movement in 2023	Movement in 2022
Opening balance of assets/(liabilities)	1,012	1,573
Financing payments	(33)	715
Financing proceeds	(20)	(89)
Interest (proceeds)/payments	97	283
Other (proceeds)/payments	87	(17)
Fair value adjustments through other comprehensive income	(584)	1,031
Movements with counterparty in the income statement	(57)	(2,649)
Translation differences	(115)	169
Other movements	12	(4)
Closing balance of assets/(liabilities)	399	1,012
The breakdown of Telefónica’s hedges and other derivative instruments at December 31, 2023 and December 31, 2022, their fair value at year-end and the expected maturity schedule is as set forth in the table below:

December 31, 2023
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2024	2025	2026	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivative instruments of accounting hedges	(3,225)	873	2,533	4,917	5,098	(1,785)	(272)	1,224	87	(746)
Interest rate risk	(1,190)	(123)	2	(4,070)	(5,381)	(334)	(163)	404	35	(58)
Cash flow hedges	(1,490)	(650)	—	3,532	1,392	(16)	—	83	35	102
Fair value hedges	300	527	2	(7,602)	(6,773)	(318)	(163)	321	—	(160)
Exchange rate risk	(2,115)	—	2,344	6,103	6,332	(1,124)	(69)	711	51	(431)
Cash flow hedges	657	—	2,344	6,038	9,039	(1,124)	(38)	708	20	(434)
Fair value hedges	401	—	—	65	466	—	(5)	3	20	18
Net investment in a foreign business hedges	(3,173)	—	—	—	(3,173)	—	(26)	—	11	(15)
Interest rate and exchange rate risk	80	996	187	2,884	4,147	(327)	(40)	109	1	(257)
Cash flow hedges	80	996	9	2,339	3,424	(281)	(40)	35	1	(285)
Fair value hedges	—	—	178	545	723	(46)	—	74	—	28
Undesignated derivatives	396	(416)	(738)	(1,625)	(2,383)	(155)	(80)	433	149	347
Other derivatives of interest rate	(288)	(525)	(738)	(1,625)	(3,176)	(155)	(54)	399	14	204
Other derivatives of exchange rate	(123)	—	—	—	(123)	—	(14)	—	13	(1)
Other derivatives	807	109	—	—	916	—	(12)	34	122	144
Total derivative instruments	(2,829)	457	1,795	3,292	2,715	(1,940)	(352)	1,657	236	(399)
No derivatives instruments of accounting hedges (***)	—	—	—	27	27	—	—	27	—	27
Exchange rate risk	—	—	—	27	27	—	—	27	—	27
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investment in a foreign business hedges	—	—	—	27	27	—	—	27	—	27
(*) For interest rate hedges, the positive amount is in terms of "fixed payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives,27 million euros correspond to "Loans and other debts"" (see Note 18).

December 31, 2022
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2023	2024	2025	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivative instruments of accounting hedges	(2,034)	116	(77)	7,237	5,242	(2,404)	(466)	1,317	78	(1,475)
Interest rate risk	(795)	2	(123)	(5,590)	(6,506)	(211)	(187)	446	9	57
Cash flow hedges	3	—	—	1,114	1,117	(26)	(4)	8	9	(13)
Fair value hedges	(798)	2	(123)	(6,704)	(7,623)	(185)	(183)	438	—	70
Exchange rate risk	(1,340)	34	—	9,284	7,978	(1,742)	(213)	711	68	(1,176)
Cash flow hedges	744	34	—	8,824	9,602	(1,742)	(57)	704	30	(1,065)
Fair value hedges	837	—	—	460	1,297	—	(87)	7	28	(52)
Net investment in a foreign business hedges	(2,921)	—	—	—	(2,921)	—	(69)	—	10	(59)
Interest rate and exchange rate risk	101	80	46	3,543	3,770	(451)	(66)	160	1	(356)
Cash flow hedges	101	80	46	3,234	3,461	(445)	(66)	74	1	(436)
Fair value hedges	—	—	—	309	309	(6)	—	86	—	80
Undesignated derivatives	(1,964)	(479)	(525)	(2,363)	(5,331)	(264)	(246)	706	267	463
Other derivatives of interest rate	(1,539)	(688)	(525)	(2,363)	(5,115)	(264)	(59)	631	16	324
Other derivatives of exchange rate	(1,132)	—	—	—	(1,132)	—	(179)	—	145	(34)
Other derivatives	707	209	—	—	916	—	(8)	75	106	173
Total derivative instruments	(3,998)	(363)	(602)	4,874	(89)	(2,668)	(712)	2,023	345	(1,012)
No derivatives instruments of accounting hedges (***)	—	141	—	—	141	—	—	141	—	141
Exchange rate risk	—	141	—	—	141	—	—	141	—	141
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investment in a foreign business hedges	—	141	—	—	141	—	—	141	—	141
(*) For interest rate hedges, the positive amount is in terms of "fixed payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives, 141 million euros correspond to "Loans and other debts" (see Note 18).
The detail of hedged items by fair value hedges at December 31, 2023 and December 31, 2022 are as follows:

December 31, 2023
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	32	249	—	281	(15)	—	—	(15)	—
Financial assets and other non-current assets	28	96	—	124	(14)	—	—	(14)	—
Receivables and other current assets	—	150	—	150	—	—	—	—	—
Other current financial assets	4	—	—	4	(1)	—	—	(1)	—
Other heading of assets	—	3	—	3	—	—	—	—	—
Liabilities	8,092	1,365	1,495	10,952	153	(8)	34	179	(9)
Non-current financial liabilities	8,009	452	1,397	9,858	153	—	34	187	33
Payables and other non-current liabilities	—	44	—	44	—	(1)	—	(1)	—
Current financial liabilities	83	10	98	191	—	—	—	—	—
Payables and other current liabilities	—	859	—	859	—	(7)	—	(7)	(42)
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and viceversa.

December 31, 2022
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	15	250	—	265	8	22	—	30	—
Financial assets and other non-current assets	8	96	—	104	8	1	—	9	—
Receivables and other current assets	—	152	—	152	—	21	—	21	—
Other heading of assets	—	2	—	2	—	—	—	—	—
Liabilities	8,125	1,295	1,619	11,039	(88)	(38)	67	(59)	21
Non-current financial liabilities	7,735	468	1,454	9,657	(89)	—	15	(74)	36
Non-current lease liabilities	—	—	—	—	—	—	—	—	—
Payables and other non-current liabilities	—	60	—	60	—	(2)	—	(2)	—
Current financial liabilities	387	11	165	563	—	—	52	52	1
Payables and other current liabilities	3	756	—	759	1	(36)	—	(35)	(16)
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and vice versa.
The evolutions of hedges in equity at December 31, 2023 and December 31, 2022 are as follows:

	Derivative instruments				No derivative instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivatives - Net investment hedges	No Derivatives - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2022	(37)	861	210	(30)	(9)	995	(270)	725
Changes in the fair value registered in equity	(49)	(445)	(66)	(66)	2	(624)	155	(469)
Transfer to the initial value of hedged item	1	6	13	—	—	20	(5)	15
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	—	—	—	—	—	—	—	—
Transfer to the income statement of the period - the hedged item has affected profit or loss	32	19	19	—	—	70	(17)	53
Total translation differences	(3)	—	—	(1)	—	(4)	—	(4)
Other movements	—	—	—	(3)	(4)	(7)	—	(7)
Balance at 12/31/2023	(56)	441	176	(100)	(11)	450	(137)	313
Amounts remaining in equity for continuing hedges	(33)	408	250	(100)	(11)	514
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(23)	33	(74)	—	—	(64)
Balance at 12/31/2023	(56)	441	176	(100)	(11)	450
The total amount of "Transfer to the income statements of the period - the hedged item has affected profit or loss" has impacted in financial results, reported under "Interest expenses" amounted to +240 million euros (+181 million euros in 2022), see detail of "Net finance costs excluding foreign exchange differences and hyperinflation adjustments" in this Note, and in exchange differences amounted to -324 million euros (+536 million euros in 2022).

	Derivative instruments				No derivative instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivatives - Net investment hedges	No Derivatives - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2021	(70)	247	(270)	705	(5)	607	(170)	437
Changes in the fair value registered in equity	4	1,235	612	(743)	(4)	1,104	(284)	820
Transfer to the initial value of hedged item	1	(2)	(7)	—	—	(8)	2	(6)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	—	1	—	—	—	1	—	1
Transfer to the income statement of the period - the hedged item has affected profit or loss	26	(620)	(127)	10	—	(711)	181	(530)
Total translation differences	2	—	2	(6)	—	(2)	5	3
Other movements	—	—	—	4	—	4	(4)	—
Balance at 12/31/2022	(37)	861	210	(30)	(9)	995	(270)	725
Amounts remaining in equity for continuing hedges	10	826	290	(30)	(9)	1,087
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(47)	35	(80)	—	—	(92)
Balance at 12/31/2022	(37)	861	210	(30)	(9)	995
The evolution of cost of hedging in equity in 2023 and 2022 are as follows:

	Exchange rate risk	Total gross amount	Tax effect	Total cost of hedging in equity
	Forward element /CBS
Millions of euros	A time - period related hedge item
Balance at 12/31/2021	43	43	(11)	32
Changes in the fair value registered in equity	(59)	(59)	15	(44)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(9)	(9)	2	(7)
Balance at 12/31/2022	(25)	(25)	6	(19)
Changes in the fair value registered in equity	79	79	(20)	59
Transfer to the income statement of the period - the hedged item has affected profit or loss	(9)	(9)	2	(7)
Balance at 12/31/2023	45	45	(12)	33
The details of the ineffective portion of accounting hedges with impact on the income statement in 2023 and 2022 are as follows:

2023
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	97	98	(1)
Cash flow hedges	(39)	(39)	—
Fair value hedges	136	137	(1)
Exchange rate risk	(702)	(699)	(3)
Cash flow hedges	(409)	(406)	(3)
Net investment hedges	(293)	(293)	—
Interest rate and exchange rate risk	(45)	(35)	(10)
Cash flow hedges	(45)	(35)	(10)
Total	(650)	(636)	(14)

2022
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	(1,257)	(1,238)	(19)
Cash flow hedges	35	35	—
Fair value hedges	(1,292)	(1,273)	(19)
Exchange rate risk	(8)	(8)	—
Cash flow hedges	1,108	1,108	—
Net investment hedges	(1,116)	(1,116)	—
Interest rate and exchange rate risk	462	475	(13)
Cash flow hedges	462	475	(13)
Total	(803)	(771)	(32)